Consolidated Statements Of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2018	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Unrealized losses on securities, net of tax	$ 21	$ (68)	$ (20)	$ (63)